Leases - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 655	$ 686
Exchange differences	(10)	23
Additions	190	156
Reclassification within property, plant and equipment		(79)
Reclassification to assets held for sale	(16)	(5)
Depreciation	(151)	(126)
Ending balance	668	655
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	454	444
Exchange differences	(3)	12
Additions	143	73
Reclassification within property, plant and equipment		0
Reclassification to assets held for sale	(9)	(1)
Depreciation	(88)	(74)
Ending balance	497	454
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	201	242
Exchange differences	(7)	11
Additions	47	83
Reclassification within property, plant and equipment		(79)
Reclassification to assets held for sale	(7)	(4)
Depreciation	(63)	(52)
Ending balance	$ 171	$ 201